Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ 268,120	$ (394,002)	[1]	$ 95,892	[1]
Items that are or will be subsequently reclassified to profit or loss
Foreign currency translation differences in respect of foreign operations	29,320	157		(18,132)
Change in fair value of derivatives used to hedge cash flows	19,489	14,397		(6,365)
Group's share in other comprehensive loss of associated companies	(1,239)	(3,968)		(623)
Income taxes in respect of components other comprehensive (loss)/income	(6,142)	(1,507)		773
Total other comprehensive income/(loss) for the year	41,428	9,079		(24,347)
Total comprehensive income/(loss) for the year	309,548	(384,923)		71,545
Attributable to:
Kenon's shareholders	270,175	(407,749)		52,423
Non-controlling interests	39,373	22,826		19,122
Total comprehensive income/(loss) for the year	$ 309,548	$ (384,923)		$ 71,545

[1]	Restated (See note 2.E and 28)